Fees Summary	Aug. 17, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 300,000
Previously Paid Amount	0.00
Total Fee Amount	41.43
Total Offset Amount	0.00
Net Fee	41.43
Narrative - Max Aggregate Offering Price	$ 300,000
Final Prospectus	true